Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities
	June 30, 2021	December 31, 2020
	(Unaudited)

Right of use assets	$104,145	$346,017

Operating lease liabilities, current portion	$126,861	$191,643
Operating lease liabilities, noncurrent portion	-	102,767
Total operating lease liabilities	$126,861	$294,410

Schedule of maturities of lease liabilities
Twelve months ended June 30, 2021	$136,274
Twelve months ended June 30, 2022	-
Total lease payments	136,274
Less: imputed interest	(9,413)
Present value of lease liabilities	$126,861